Amounts Due under Non Cancelable Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	¥ 179
2015	97
2016	36
Total	¥ 312